Cover Page	Feb. 02, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 02, 2021
Entity File Number	1-13726
Entity Registrant Name	CHESAPEAKE ENERGY CORPORATION
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-1395733
Entity Address, Address Line One	6100 North Western Avenue
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73118
City Area Code	(405)
Local Phone Number	848-8000
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000895126
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false